UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

3 East 28th Street, 7th Floor
New York, NY 10016
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Banks - 2.1%
HDFC Bank Ltd. (India)(a)	25,682	$1,568,913

Capital Markets - 7.3%
Charles Schwab Corp. (The)	16,776	682,951
Interactive Brokers Group, Inc., Class A	13,403	637,581
Intercontinental Exchange, Inc.	17,666	1,666,257
Nasdaq, Inc.	7,523	750,570
SBI Holdings, Inc. (Japan)	72,600	1,593,314
Total Capital Markets		5,330,673

Consumer Finance - 1.8%
LendingClub Corp.*	107,021	1,352,745

Insurance - 2.7%
Discovery Ltd. (South Africa)	47,254	376,081
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(b)	481,800	1,610,929
Total Insurance		1,987,010

Interactive Media & Services - 20.4%
Baidu, Inc. (China)*(a)	9,872	1,005,463
Eventbrite, Inc., Class A*	73,784	1,326,636
Facebook, Inc., Class A*	4,682	897,305
LINE Corp. (Japan)*	78,954	2,917,182
Pinterest, Inc., Class A*	32,912	827,408
Snap, Inc., Class A*	56,977	858,074
Tencent Holdings Ltd. (China)(a)	89,032	3,605,796
Twitter, Inc.*	18,367	550,459
Zillow Group, Inc., Class C*	91,347	2,975,172
Total Interactive Media & Services		14,963,495

Internet & Direct Marketing Retail - 19.3%
Alibaba Group Holding Ltd. (China)*(a)	16,706	2,951,449
Amazon.com, Inc.*	1,297	2,304,328
Meituan Dianping, Class B (China)*	198,462	2,371,884
MercadoLibre, Inc. (Argentina)*	3,819	1,991,685
Pinduoduo, Inc. (China)*(a)	63,926	2,613,295
Rakuten, Inc. (Japan)	205,505	1,975,314
Total Internet & Direct Marketing Retail		14,207,955

IT Services - 17.5%
Adyen NV (Netherlands)*(b)	2,179	1,529,592
PayPal Holdings, Inc.*	13,856	1,442,409
Shopify, Inc., Class A (Canada)*	3,788	1,187,803
Square, Inc., Class A*	111,530	6,851,288
Twilio, Inc., Class A*	7,471	721,400
Wirecard AG (Germany)	8,742	1,107,107
Total IT Services		12,839,599

Professional Services - 2.4%
TransUnion	12,097	999,454
Verisk Analytics, Inc.	5,321	769,949
Total Professional Services		1,769,403

Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.	8,224	1,653,189
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	26,486	1,367,472
Total Semiconductors & Semiconductor Equipment		3,020,661

Software - 11.8%
DocuSign, Inc.*	5,770	381,916
Guidewire Software, Inc.*	18,361	2,070,019
Intuit, Inc.	5,864	1,509,980
salesforce.com, Inc.*	13,076	2,046,263
Splunk, Inc.*	16,650	1,997,334
Workday, Inc., Class A*	4,066	659,343
Total Software		8,664,855

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	18,111	4,505,292

Thrifts & Mortgage Finance - 4.1%
LendingTree, Inc.*	8,400	3,022,740

Total Common Stocks (Cost $69,066,388)		73,233,341

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (c) (Cost $314,933)	314,933	314,933
Total Investments–100.0% (Cost $69,381,321)		73,548,274
Liabilities in Excess of Other Assets–(0.0)%(d)		(30,256)
Net Assets–100.0%		$73,518,018

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2019.
(d)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$73,233,341	$–	$–	$73,233,341
Money Market Fund	314,933	–	–	314,933
Total	$73,548,274	$–	$–	$73,548,274

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Genomic Revolution ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Biotechnology - 66.7%
AquaBounty Technologies, Inc.*	370,350	$862,916
Arcturus Therapeutics Holdings, Inc.*†	1,260,152	13,937,281
Bellicum Pharmaceuticals, Inc.*	380,126	311,931
CareDx, Inc.*	352,595	9,241,515
Castle Biosciences, Inc.*	187,606	4,416,245
Cellectis SA (France)*(a)	1,114,796	13,221,481
Cellular Biomedicine Group, Inc.*	345,713	6,323,091
CRISPR Therapeutics AG (Switzerland)*	698,635	35,190,245
Editas Medicine, Inc.*	905,586	18,872,412
Evogene Ltd. (Israel)*	206,905	325,875
Fate Therapeutics, Inc.*	335,244	5,011,898
Incyte Corp.*	122,841	10,308,817
Inovio Pharmaceuticals, Inc.*	4,175,437	8,893,681
Intellia Therapeutics, Inc.*	1,876,036	23,422,309
Intrexon Corp.*	295,873	1,503,035
Invitae Corp.*	1,891,020	30,464,332
Ionis Pharmaceuticals, Inc.*	211,967	11,810,801
Iovance Biotherapeutics, Inc.*	805,678	17,023,976
Organovo Holdings, Inc.*	5,279,484	1,600,212
Pluristem Therapeutics, Inc.*	533,380	1,773,489
Regeneron Pharmaceuticals, Inc.*	39,626	12,136,651
Rubius Therapeutics, Inc.*	462,222	4,086,042
Seres Therapeutics, Inc.*	1,681,227	5,884,295
Syros Pharmaceuticals, Inc.*	1,364,064	7,322,531
Twist Bioscience Corp.*	320,459	7,633,333
Veracyte, Inc.*	563,716	12,926,008
Total Biotechnology		264,504,402

Health Care Equipment & Supplies - 1.8%
Cerus Corp.*	1,613,342	7,018,038

Health Care Providers & Services - 2.2%
Guardant Health, Inc.*	127,079	8,831,990

Health Care Technology - 5.5%
Teladoc Health, Inc.*	286,540	21,948,964

Life Sciences Tools & Services - 21.7%
Codexis, Inc.*	615,368	8,319,775
Compugen Ltd. (Israel)*	3,021,506	15,500,326
Illumina, Inc.*	138,420	40,905,878
NanoString Technologies, Inc.*	511,813	11,566,974
Pacific Biosciences of California, Inc.*	955,972	4,626,905
Personalis, Inc.*	508,684	5,269,966
Total Life Sciences Tools & Services		86,189,824

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	66,152	3,795,140

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	17,252	4,291,608

Total Common Stocks (Cost $413,657,555)		396,579,966

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (b) (Cost $579,241)	579,241	579,241
Total Investments–100.1% (Cost $414,236,796)		397,159,207
Liabilities in Excess of Other Assets–(0.1)%		(303,649)
Net Assets–100.0%		$396,855,558

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2019 is as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2019	Value ($) at 10/31/2019
Common Stock — 3.5%
Biotechnology — 3.5%
Arcturus Therapeutics Holdings, Inc.†
13,607,577	3,691,821	(667,383)	221,439	(2,916,173)	–	–	1,260,152	13,937,281

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$396,579,966	$–	$–	$396,579,966
Money Market Fund	579,241	–	–	579,241
Total	$397,159,207	$–	$–	$397,159,207

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Industrial Innovation ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 6.8%
AeroVironment, Inc.*	100,887	$5,849,428
Elbit Systems Ltd. (Israel)	14,093	2,309,984
Kratos Defense & Security Solutions, Inc.*	123,228	2,326,545
Total Aerospace & Defense		10,485,957

Auto Components - 4.0%
Aptiv PLC	69,229	6,199,457

Automobiles - 13.4%
General Motors Co.	40,991	1,523,225
Tesla, Inc.*	60,340	19,002,273
Total Automobiles		20,525,498

Biotechnology - 0.3%
Organovo Holdings, Inc.*	1,657,907	502,512

Diversified Telecommunication - 1.1%
Iridium Communications, Inc.*	66,045	1,616,121

Electronic Equipment, Instruments & Components - 5.2%
Cognex Corp.	55,387	2,851,877
FLIR Systems, Inc.	30,785	1,587,275
Trimble, Inc.*	89,984	3,584,962
Total Electronic Equipment, Instruments & Components		8,024,114

Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	4,472	2,472,792

Interactive Media & Services - 6.1%
Alphabet, Inc., Class C*	1,408	1,774,235
Baidu, Inc. (China)*(a)	47,075	4,794,589
Tencent Holdings Ltd. (China)(a)	67,012	2,713,986
Total Interactive Media & Services		9,282,810

Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc.*	1,838	3,265,501
JD.com, Inc. (China)*(a)	145,994	4,547,713
Rakuten, Inc. (Japan)(a)	215,111	2,060,764
Total Internet & Direct Marketing Retail		9,873,978

Machinery - 10.2%
Deere & Co.	8,798	1,532,083
ExOne Co. (The)*	434,279	2,918,355
Komatsu Ltd. (Japan)(a)	102,045	2,382,751
Proto Labs, Inc.*	90,573	8,782,864
Total Machinery		15,616,053

Semiconductors & Semiconductor Equipment - 16.9%
NVIDIA Corp.	47,608	9,570,160
NXP Semiconductors NV (Netherlands)	18,967	2,156,169
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	37,191	1,920,171
Teradyne, Inc.	111,179	6,806,378
Xilinx, Inc.	61,278	5,560,366
Total Semiconductors & Semiconductor Equipment		26,013,244

Software - 16.7%
2U, Inc.*	275,413	4,936,778
ANSYS, Inc.*	9,529	2,097,809
Autodesk, Inc.*	29,108	4,289,355
Materialise NV (Belgium)*(a)	500,158	9,548,016
Splunk, Inc.*	39,854	4,780,886
Total Software		25,652,844

Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	12,290	3,057,260
Nano Dimension Ltd. (Israel)*(a)	71,830	229,138
Stratasys Ltd.*	673,428	13,926,491
Total Technology Hardware, Storage & Peripherals		17,212,889

Total Common Stocks (Cost $148,041,558)		153,478,269

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (b) (Cost $370,447)	370,447	370,447
Total Investments–100.1% (Cost $148,412,005)		153,848,716
Liabilities in Excess of Other Assets–(0.1)%		(120,919)
Net Assets–100.0%		$153,727,797

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$153,478,269	$–	$–	$153,478,269
Money Market Fund	370,447	–	–	370,447
Total	$153,848,716	$–	$–	$153,848,716

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Innovation ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Auto Components - 1.3%
Aptiv PLC	233,835	$20,939,924

Automobiles - 11.0%
Tesla, Inc.*	560,420	176,487,466

Biotechnology - 21.3%
Cellectis SA (France)*(a)	37,629	446,280
CRISPR Therapeutics AG (Switzerland)*	1,639,415	82,577,334
Editas Medicine, Inc.*	2,454,266	51,146,903
Intellia Therapeutics, Inc.*†	4,854,301	60,605,948
Invitae Corp.*†	4,928,376	79,396,137
Organovo Holdings, Inc.*†	11,634,177	3,526,319
Seres Therapeutics, Inc.*†	3,964,482	13,875,687
Syros Pharmaceuticals, Inc.*†	2,618,731	13,551,933
Veracyte, Inc.*	1,508,681	34,594,055
Total Biotechnology		339,720,596

Consumer Finance - 1.9%
LendingClub Corp.*	2,368,164	29,933,593

Entertainment - 3.7%
Netflix, Inc.*	77,299	22,216,506
Roku, Inc.*	253,277	37,282,374
Total Entertainment		59,498,880

Health Care Equipment & Supplies - 1.4%
Cerus Corp.*	5,284,400	22,987,140

Health Care Technology - 1.4%
Teladoc Health, Inc.*	292,263	22,387,346

Interactive Media & Services - 6.4%
Eventbrite, Inc., Class A*	920,397	16,548,738
Tencent Holdings Ltd. (China)(a)	368,907	14,940,734
Twitter, Inc.*	884,521	26,509,094
Zillow Group, Inc., Class C*	1,339,900	43,640,543
Total Interactive Media & Services		101,639,109

Internet & Direct Marketing Retail - 1.0%
MercadoLibre, Inc. (Argentina)*	29,224	15,240,901

IT Services - 7.3%
Square, Inc., Class A*	1,901,065	116,782,423

Life Sciences Tools & Services - 11.9%
Compugen Ltd. (Israel)*†	5,202,605	26,689,364
Illumina, Inc.*	386,017	114,075,744
NanoString Technologies, Inc.*†	2,186,845	49,422,697
Total Life Sciences Tools & Services		190,187,805

Machinery - 3.3%
ExOne Co. (The)*†	1,217,695	8,182,910
Proto Labs, Inc.*	464,739	45,065,741
Total Machinery		53,248,651

Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.	101,837	20,471,273
Teradyne, Inc.	396,009	24,243,671
Xilinx, Inc.	493,174	44,750,609
Total Semiconductors & Semiconductor Equipment		89,465,553

Software - 13.2%
2U, Inc.*	3,009,815	53,950,934
Autodesk, Inc.*	116,611	17,183,797
Materialise NV (Belgium)*(a)	1,922,771	36,705,698
salesforce.com, Inc.*	212,812	33,302,950
Splunk, Inc.*	314,970	37,783,801
Trade Desk, Inc. (The), Class A*	159,121	31,951,497
Total Software		210,878,677

Technology Hardware, Storage & Peripherals - 6.4%
Stratasys Ltd.*†	4,963,784	102,651,053

Thrifts & Mortgage Finance - 2.8%
LendingTree, Inc.*	126,374	45,475,684

Total Common Stocks (Cost $1,547,992,241)		1,597,524,801

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (b) (Cost $3,535,759)	3,535,759	3,535,759
Total Investments–100.1% (Cost $1,551,528,000)		1,601,060,560
Liabilities in Excess of Other Assets–(0.1)%		(914,413)
Net Assets–100.0%		$1,600,146,147

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2019 is as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2019	Value ($) at 10/31/2019
Common Stocks — 22.4%
Biotechnology — 10.7%
Intellia Therapeutics, Inc.†
86,891,910	3,646,184	(2,309,147)	(130,753)	(27,492,246)	–	–	4,854,301	60,605,948
Invitae Corp.†
118,723,411	22,991,112	(16,870,473)	9,484,250	(54,932,163)	–	–	4,928,376	79,396,137
Organovo Holdings, Inc.†
4,755,267	163,882	(117,364)	(1,656)	(1,273,810)	–	–	11,634,177	3,526,319
Seres Therapeutics, Inc.†
10,703,415	611,270	(488,849)	168,499	2,881,352	–	–	3,964,482	13,875,687
Syros Pharmaceuticals, Inc.†
16,900,088	3,457,916	(781,869)	247,232	(6,271,434)	–	–	2,618,731	13,551,933
Life Sciences Tools & Services — 4.8%
Compugen Ltd.†
16,670,130	926,052	(749,936)	234,204	9,608,914	–	–	5,202,605	26,689,364
NanoString Technologies, Inc.†
82,761,229	2,960,343	(9,408,998)	(14,567)	(26,875,310)	–	–	2,186,845	49,422,697
Machinery — 0.5%
ExOne (The) Co.†
9,585,719	443,299	(348,477)	38,916	(1,536,547)	–	–	1,217,695	8,182,910
Technology Hardware, Storage & Peripherals — 6.4%
Stratasys Ltd.†
128,171,117	12,310,465	(3,722,497)	441,269	(34,549,301)	–	–	4,963,784	102,651,053
475,162,286	47,510,523	(34,797,610)	10,467,394	(140,440,545)	–	–	41,570,996	357,902,048

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,597,524,801	$–	$–	$1,597,524,801
Money Market Fund	3,535,759	–	–	3,535,759
Total	$1,601,060,560	$–	$–	$1,601,060,560

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Israel Innovative Technology ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–96.5%

Aerospace & Defense - 6.4%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)	9,512	$389,716
Elbit Systems Ltd. (Israel)	2,183	357,696
FMS Enterprises Migun Ltd. (Israel)	9,728	360,199
Total Aerospace & Defense		1,107,611

Biotechnology - 8.0%
Enlivex Therapeutics Ltd. (Israel)*	39,745	265,099
Galmed Pharmaceuticals Ltd. (Israel)*	92,747	391,392
Kamada Ltd. (Israel)*	72,554	379,192
UroGen Pharma Ltd.*	16,288	368,598
Total Biotechnology		1,404,281

Communications Equipment - 14.6%
AudioCodes Ltd. (Israel)	19,927	421,257
BATM Advanced Communications (Israel)*	498,199	284,972
Ceragon Networks Ltd. (Israel)*	134,081	399,561
Gilat Satellite Networks Ltd. (Israel)	44,200	358,421
Ituran Location and Control Ltd. (Israel)	14,711	360,861
Radware Ltd. (Israel)*	15,628	352,567
Silicom Ltd. (Israel)*	11,238	374,675
Total Communications Equipment		2,552,314

Diversified Telecommunication - 2.1%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	558,287	368,448

Health Care Equipment & Supplies - 4.7%
Inmode Ltd.*	14,012	431,009
Intercure Ltd. (Israel)*	293,560	392,890
Total Health Care Equipment & Supplies		823,899

Hotels, Restaurants & Leisure - 2.0%
Fattal Holdings 1998 Ltd. (Israel)	2,383	354,091

Internet & Direct Marketing Retail - 2.2%
Fiverr International Ltd. (Israel)*	17,070	385,953

IT Services - 8.6%
Malam - Team Ltd. (Israel)	2,235	377,314
Matrix IT Ltd. (Israel)	20,918	384,299
One Software Technologies Ltd. (Israel)	5,375	377,910
Wix.com Ltd. (Israel)*	2,931	357,787
Total IT Services		1,497,310

Life Sciences Tools & Services - 2.6%
Compugen Ltd. (Israel)*	88,890	456,006

Media - 2.1%
Perion Network Ltd. (Israel)*	69,573	372,215

Pharmaceuticals - 9.1%
Foamix Pharmaceuticals Ltd. (Israel)*	117,561	412,639
Redhill Biopharma Ltd. (Israel)*(a)	59,511	401,104
Taro Pharmaceutical Industries Ltd.	4,784	386,739
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	47,606	387,989
Total Pharmaceuticals		1,588,471

Professional Services - 2.0%
Danel Adir Yeoshua Ltd. (Israel)	4,832	353,305

Semiconductors & Semiconductor Equipment - 10.7%
Camtek Ltd. (Israel)	36,569	394,580
Mellanox Technologies Ltd.*	3,267	368,191
Nova Measuring Instruments Ltd. (Israel)*	11,217	375,882
SolarEdge Technologies, Inc.*	4,321	367,112
Tower Semiconductor Ltd. (Israel)*	16,594	363,906
Total Semiconductors & Semiconductor Equipment		1,869,671

Software - 15.2%
Allot Ltd. (Israel)*	47,688	371,966
Check Point Software Technologies Ltd. (Israel)*	3,357	377,360
CyberArk Software Ltd.*	3,556	361,219
Hilan Ltd. (Israel)	8,746	386,869
Magic Software Enterprises Ltd. (Israel)	39,935	379,017
Nice Ltd. (Israel)*(a)	2,421	382,010
Sapiens International Corp. NV (Israel)	18,360	387,947
Total Software		2,646,388

Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd.*	17,576	363,472

Wireless Telecommunication Services - 4.1%
Cellcom Israel Ltd. (Israel)*	140,534	358,866
Partner Communications Co. Ltd. (Israel)*	80,755	363,855
Total Wireless Telecommunication Services		722,721

Total Common Stocks
(Cost $16,533,611)		16,866,156

MONEY MARKET FUND–1.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (b)
(Cost $258,290)	258,290	258,290
Total Investments–98.0%
(Cost $16,791,901)		17,124,446
Other Assets in Excess of Liabilities–2.0%		344,603
Net Assets–100.0%		$17,469,049

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2019.

Country	Value	% of Net Assets
Israel	$14,219,816	81.4%
United States	2,904,630	16.6
Total Investments	17,124,446	98.0
Other Assets in Excess of Liabilities	344,603	2.0
Net Assets	$17,469,049	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$16,866,156	$–	$–	$16,866,156
Money Market Fund	258,290	–	–	258,290
Total	$17,124,446	$–	$–	$17,124,446

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Web x.0 ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.1%

Automobiles - 10.9%
Tesla, Inc.*	129,341	$40,732,068

Biotechnology - 3.1%
Veracyte, Inc.*	495,672	11,365,759

Consumer Finance - 2.8%
LendingClub Corp.*	821,114	10,378,881

Entertainment - 8.8%
Netflix, Inc.*	45,407	13,050,426
Roku, Inc.*	100,784	14,835,405
Spotify Technology SA*	34,938	5,041,553
Total Entertainment		32,927,384

Health Care Technology - 2.9%
Teladoc Health, Inc.*	142,523	10,917,262

Interactive Media & Services - 15.2%
Baidu, Inc. (China)*(a)	47,433	4,831,051
Eventbrite, Inc., Class A*	359,574	6,465,141
Pinterest, Inc., Class A*	183,015	4,600,997
Snap, Inc., Class A*	282,025	4,247,296
Tencent Holdings Ltd. (China)(a)	259,884	10,525,302
Twitter, Inc.*	469,548	14,072,354
Zillow Group, Inc., Class C*	367,161	11,958,434
Total Interactive Media & Services		56,700,575

Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. (China)*(a)	68,546	12,110,022
Amazon.com, Inc.*	4,526	8,041,163
MercadoLibre, Inc. (Argentina)*	12,297	6,413,131
Pinduoduo, Inc. (China)*(a)	294,260	12,029,349
Total Internet & Direct Marketing Retail		38,593,665

IT Services - 12.8%
PayPal Holdings, Inc.*	54,984	5,723,834
Shopify, Inc., Class A (Canada)*	11,391	3,571,876
Square, Inc., Class A*	499,234	30,667,945
Twilio, Inc., Class A*	81,576	7,876,978
Total IT Services		47,840,633

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc.*	206,917	7,020,694
NVIDIA Corp.	60,858	12,233,675
Xilinx, Inc.	147,143	13,351,756
Total Semiconductors & Semiconductor Equipment		32,606,125

Software - 20.0%
2U, Inc.*	491,620	8,812,288
Adobe, Inc.*	23,322	6,481,883
Atlassian Corp. PLC, Class A*	35,978	4,345,783
Cloudera, Inc.*	1,079,016	9,150,056
HubSpot, Inc.*	45,769	7,098,772
salesforce.com, Inc.*	68,987	10,795,776
Splunk, Inc.*	117,464	14,090,981
Trade Desk, Inc. (The), Class A*	43,233	8,681,186
Workday, Inc., Class A*	20,391	3,306,605
Zscaler, Inc.*	37,747	1,660,113
Total Software		74,423,443

Thrifts & Mortgage Finance - 2.4%
LendingTree, Inc.*	24,379	8,772,783

Total Common Stocks
(Cost $355,005,369)		365,258,578

UNIT TRUST–1.9%

Financials - 1.9%
Grayscale Bitcoin Trust BTC*
(Cost $4,682,852)	633,697	7,046,710

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.72% (b)
(Cost $497,543)	497,543	497,543
Total Investments–100.1%
(Cost $360,185,764)		372,802,831
Liabilities in Excess of Other Assets–(0.1)%		(258,441)
Net Assets–100.0%		$372,544,390

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$365,258,578	$–	$–	$365,258,578
Unit Trust*	7,046,710	–	–	7,046,710
Money Market Fund	497,543	–	–	497,543
Total	$372,802,831	$–	$–	$372,802,831

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

The 3D Printing ETF

October 31, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.5%

Aerospace & Defense - 2.7%
Aerojet Rocketdyne Holdings, Inc.*	6,308	$272,695
Arconic, Inc.	10,954	300,906
Hexcel Corp.	534	39,847
Moog, Inc., Class A	3,560	298,008
Total Aerospace & Defense		911,456

Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	2,568	295,756

Chemicals - 1.2%
Arkema SA (France)	409	41,802
DuPont de Nemours, Inc.	617	40,667
Eastman Chemical Co.	563	42,811
Evonik Industries AG (Germany)	1,571	41,438
Koninklijke DSM N.V. (Netherlands)	338	40,053
PolyOne Corp.	1,288	41,281
Titomic Ltd. (Australia)*	170,000	120,119
Toray Industries, Inc. (Japan)	5,508	39,309
Total Chemicals		407,480

Electrical Equipment - 1.4%
AMETEK, Inc.	4,621	423,514
SGL Carbon SE (Germany)*	8,041	37,451
Total Electrical Equipment		460,965

Electronic Equipment, Instruments & Components - 12.2%
FARO Technologies, Inc.*	8,640	411,955
Hexagon AB, Class B (Sweden)	8,634	440,745
Renishaw PLC (United Kingdom)	46,745	2,293,683
Trimble, Inc.*	24,570	978,869
Total Electronic Equipment, Instruments & Components		4,125,252

Health Care Equipment & Supplies - 12.5%
Align Technology, Inc.*	1,911	482,126
Conformis, Inc.*	425,240	812,209
Medtronic PLC	2,802	305,138
NuVasive, Inc.*	4,660	328,716
Straumann Holding AG (Switzerland)	2,248	2,004,856
Stryker Corp.	1,411	305,157
Total Health Care Equipment & Supplies		4,238,202

Industrial Conglomerates - 2.0%
3M Co.	253	41,743
General Electric Co.	33,337	332,703
Siemens AG (Germany)	2,764	318,688
Total Industrial Conglomerates		693,134

Machinery - 17.0%
ExOne Co. (The)*	285,274	1,917,041
Lincoln Electric Holdings, Inc.	3,462	310,092
OC Oerlikon Corp. AG (Switzerland)	29,881	305,928
Proto Labs, Inc.*	9,568	927,809
Sandvik AB (Sweden)	2,505	44,194
SLM Solutions Group AG (Germany)*	124,628	2,240,641
Total Machinery		5,745,705

Metals & Mining - 1.2%
Allegheny Technologies, Inc.*	1,995	41,915
Carpenter Technology Corp.	785	38,481
Kaiser Aluminum Corp.	3,079	329,699
Total Metals & Mining		410,095

Professional Services - 0.9%
Bertrandt AG (Germany)	6,323	315,579

Semiconductors & Semiconductor Equipment - 1.2%
Ultra Clean Holdings, Inc.*	18,986	405,731

Software - 20.6%
Altair Engineering, Inc., Class A*	27,758	1,023,437
ANSYS, Inc.*	4,441	977,686
Autodesk, Inc.*	6,788	1,000,280
Dassault Systemes (France)	6,401	971,266
Materialise NV (Belgium)*(a)	50,197	958,261
Microsoft Corp.	7,019	1,006,314
PTC, Inc.*	15,174	1,015,292
Total Software		6,952,536

Technology Hardware, Storage & Peripherals - 24.7%
3D Systems Corp.*	234,752	2,227,796
Eastman Kodak Co.*	17,072	45,582
HP Inc.	115,150	2,000,156
MGI Digital Graphic Technology (France)*	37,140	2,042,116
Stratasys Ltd.*	95,243	1,969,625
Xerox Holdings Corp.	1,384	46,959
Total Technology Hardware, Storage & Peripherals		8,332,234

Total Common Stocks
(Cost $31,692,080)		33,294,125

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $49,483)	392	40,738

Total Investments–98.6%
(Cost $31,741,563)		33,334,863
Other Assets in Excess of Liabilities–1.4%		464,747
Net Assets–100.0%		$33,799,610

*	Non-income producing security
(a)	American Depositary Receipt

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2019, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$33,294,125	$–	$–	$33,294,125
Preferred Stock*	40,738	–	–	40,738
Total	$33,334,863	$–	$–	$33,334,863

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of seven (7) investment portfolios: ARK Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’). On February 4, 2019, the Trust launched its seventh investment portfolio, the ARK Fintech Innovation ETF. Each Fund is classified as a non-diversified management investment company under the 1940 Act.

Effective November 30, 2018, the ARK Genomic Revolution Multi-Sector ETF changed its name to the ARK Genomic Revolution ETF.

Effective November 4, 2019, the ARK Industrial Innovation ETF changed its name to the ARK Autonomous Technology & Robotics ETF and the ARK Web x.0 ETF changed its name to the ARK Next Generation Internet ETF.

The investment objective of ARK Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting period is July 31.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (‘‘Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

3. Investment Concentration

Concentration Risk: The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in securities of issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The ARK Fintech Innovation ETF will be concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of October 31, 2019, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ARK ETF Trust

By (Signature and Title)*           /s/ Catherine D. Wood ____

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date      December 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Catherine D. Wood ____

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date      December 26, 2019

By (Signature and Title)*           /s/ William C. Cox ________

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date      December 26, 2019

* Print the name and title of each signing officer under his or her signature.